Environmental Liabilities (Tables)	9 Months Ended
Dec. 31, 2024
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Summary of Environmental Liabilities

As at,	December 31, 2024	March 31, 2024

The carrying amount of Environmental liabilities in respect of:

The Company’s Operation Site	$33.3	$33.8

Northern Ontario mine sites owned by Old Steelco Inc.	4.2	4.5

	$37.5	$38.3

Current portion	$4.2	$3.1

Long-term portion	33.3	35.2

	$37.5	$38.3

Summary of Reconciliation of Environmental Liabilities

	The Company’s Operation Site	Northern Ontario mine sites owned by Old Steelco Inc.	Total

Balance at March 31, 2023	$32.7	$4.1	$36.8

Payments	(5.3)	(0.3)	(5.6)

Accretion of discount	3.0	0.3	3.3

Revaluation for change in discount rate	3.4	0.4	3.8

Balance at March 31, 2024	$33.8	$4.5	$38.3

Payments	(2.7)	(0.5)	(3.2)

Accretion of discount	3.7	0.4	4.1

Revaluation for change in discount rate	(1.5)	(0.2)	(1.7)

Balance at December 31, 2024	$33.3	$4.2	$37.5